Document and Entity Information	12 Months Ended
Dec. 31, 2020
Document And Entity Information [Line Items]
Document Type	POS AM
Amendment Flag	true
Amendment Description	POST-EFFECTIVE AMENDMENT NO. 2 TO FORM S-1
Entity Registrant Name	QUANTUMSCAPE CORPORATION
Entity Central Index Key	0001811414
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Small Business	true
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-0796578
Entity Address, Address Line One	1730 Technology Drive
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address Postal Zip Code	95110
City Area Code	(408)
Local Phone Number	452-2000